Segments Results (Schedule of Components of Results of Operations by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 121,795	$ 113,400	$ 112,920
Gross profit	29,482	27,147	25,981
Sales and marketing	9,517	7,388	7,067
General and administrative	12,003	10,106	10,130
Operating income	7,962	9,653	8,784
Financial income (expenses), net	(153)	1,521	(2,471)
Income before taxes on income	7,809	11,174	6,313
Depreciation and amortization	9,280	8,883	8,477
Mobile Satellite Communication Services [Member]
Segment Reporting Information [Line Items]
Revenues	11,038	8,956	8,334
Gross profit	1,952	1,587	384
Depreciation and amortization	532	536	506
Digital Media Services [Member]
Segment Reporting Information [Line Items]
Revenues	110,757	104,444	104,586
Gross profit	27,530	25,560	25,597
Depreciation and amortization	$ 8,748	$ 8,347	$ 7,971